Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference

The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

	2018
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	381	(2 665)	(2 284)
Intangible assets	115	(10 665)	(10 550)
Inventories	101	(67)	34
Trade and other receivables	142	(62)	80
Interest-bearing loans and borrowings	475	(618)	(143)
Employee benefits	673	(5)	668
Provisions	483	(27)	456
Derivatives	33	(58)	(25)
Other items	215	(736)	(521)
Loss carry forwards	577	—	577

Gross deferred tax assets/(liabilities)	3 195	(14 903)	(11 708)
Netting by taxable entity	(1 738)	1 738	—

Net deferred tax assets/(liabilities)	1 457	(13 165)	(11 708)

	2017
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	324	(2 586)	(2 262)
Intangible assets	113	(11 387)	(11 274)
Inventories	114	(63)	51
Trade and other receivables	148	(62)	86
Interest-bearing loans and borrowings	431	(646)	(215)
Employee benefits	663	(10)	653
Provisions	562	(17)	545
Derivatives	40	(49)	(9)
Other items	200	(796)	(596)
Loss carry forwards	1 130	—	1 130

Gross deferred tax assets/(liabilities)	3 725	(15 616)	(11 891)
Netting by taxable entity	(2 509)	2 509	—

Net deferred tax assets/(liabilities)	1 216	(13 107)	(11 891)

Summary of Change in Net Deferred Tax Assets and Liabilities

The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2018	2017	2016
Balance at 1 January	(11 891)	(13 442)	(10 780)
Recognized in profit or loss	121	1 912	(116)
Recognized in other comprehensive income	(130)	(134)	(204)
Acquisitions through business combinations	(23)	(74)	(5 623)
Reclassified as held for sale	—	—	1 455
Other movements and effect of changes in foreign exchange rates	215	(153)	(149)

Balance at 31 December	(11 708)	(11 891)	(13 442)